Income Taxes (Details) - Schedule of Hong Kong Statutory Rates to the Company’s Effective Tax - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Hong Kong Statutory Rates to the Company SEffective Tax [Abstract]
Profit (loss) before income taxes		$ (847,619)	$ 94,643	$ (12,050)
Hong Kong Profits Tax rate		16.50%	16.50%	16.50%
Income taxes computed at Hong Kong Profits Tax rate		$ (139,857)	$ 15,616	$ (1,988)
Reconciling items:
Tax effect of income that is not taxable	[1]	(10,514)	(3,991)	(7,116)
Tax effect of expenses that are not deductible	[2]	164,987	65,346	95,727
Change in valuation allowance				(10,976)
Effect of two-tier tax rate		(7,308)	(21,006)	(21,786)
Income tax expense		$ 7,308	$ 55,965	$ 53,861

[1]	Income that is not taxable mainly consisted of the interest income and the government subsidies which are non-taxable under Hong Kong income tax law.
[2]	Expenses that are not deductible mainly consisted of some legal and professional fee which are non-deductible under Hong Kong income tax law.